SCHEDULE OF ALLOWANCE FOR ACCOUNTS RECEIVABLE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Credit Loss [Abstract]
Balance as of the beginning of period	$ 1,428,805	$ 407,480
Additions charged to bad debt expense		1,428,805
Effect of disposal subsidiaries		(407,480)
Translation adjustments	27,066
Balance as of the end of period	$ 1,455,871	$ 1,428,805